Note 19 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2016	$1,201
Other comprehensive income before reclassification	475
Amount reclassified from accumulated other comprehensive income	(585)
Period change	(110)
Balance at December 31, 2017	$1,091

Balance as of December 31, 2017	$1,091
Other comprehensive loss	(1,291)
Change in accounting principle, ASC 2016-01 (b)	(141)
Change in accounting principle, ASC 2018-02 (b)	187
Period change	(1,245)
Balance at December 31, 2018	$(154)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Affected Line Item in
the Statement Where
(Dollars in thousands)		Net Income is
Details about other comprehensive income	December 31, 2017	Presented
Unrealized gains on available-for-sale securities (a)
	$886	Investment securities gains on sale, net
	(301)	Income taxes
$585